Equity	12 Months Ended
Mar. 31, 2024
Disclosure of equity and share based arrangement [Abstract]
Equity [Text Block]

19. Equity

(a) Authorized

Unlimited common shares without par value

Unlimited preferred shares without par value

(b) Issued and fully paid common shares

On May 24, 2022, the Company proceeded with the consolidation of its common shares on the basis of five (5) pre-Consolidation Common Shares for one (1) post-Consolidation Common Shares. The common shares, options, warrants and RSU's have been retroactively adjusted for impact of the share consolidation by the Company.

During the year ended March 31, 2024, the Company:

  On May 10, 2023, the Company entered into an equity distribution agreement ("May 2023 Equity Distribution Agreement"). Under the May 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $100 million of common shares in the capital of the Company (the "May 2023 ATM Equity Program").

The Company issued 1,374,700 common shares (the "May 2023 ATM Shares") pursuant to the May 2023 ATM Equity Program for gross proceeds of C$9.0 million ($6.8 million). The May 2023 ATM shares were sold at prevailing market prices, for an average price per May 2023 ATM Share of C$6.55. Pursuant to the May 2023 Equity Distribution Agreement, a cash commission of $0.2 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the May 2023 Equity Distribution Agreement. In addition, the Company incurred $162 in fees related to its May 2023 ATM Equity Program. The May 2023 Equity Distribution Agreement was terminated as of August 16, 2023.

  On August 17, 2023, the Company entered into an equity distribution agreement ("August 2023 Equity Distribution Agreement"). Under the August 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $90 million of common shares in the capital of the Company (the "August 2023 ATM Equity Program").

The Company issued 13,612,024 common shares (the "August 2023 ATM Shares") pursuant to the August 2023 ATM Equity Program for gross proceeds of C$71 million ($52.7 million). The August 2023 ATM shares were sold at prevailing market prices, for an average price per August 2023 ATM Share of C$5.22. Pursuant to the August 2023 Equity Distribution Agreement, a cash commission of $1.6 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the August 2023 Equity Distribution Agreement. In addition, the Company incurred $316 in fees related to its August 2023 ATM Equity Program.

  On November 29, 2023, the Company issued 345,566 common shares in connection with acquisition of assets (Note 5).
  On February 2, 2024, the Company issued 5,750,000 common shares in connection with the 2023 Special Warrants (Note 19(d)).
  Issued 802,650 common shares upon the exercise of restricted share units (Note 19(e)). An amount of $2.6 million was reallocated from reserves to share capital in connection with the vesting of these restricted share-units.

(b) Issued and fully paid common shares

  Issued 22,500 common shares for proceeds of C$127 ($96) pursuant to the exercise of 22,500 options at a price of C$5.66 per option. An amount of $0.1 million was reallocated from reserves to share capital in connection with the exercise of these stock options.

During the year ended March 31, 2023, the Company:

  Issued 624,250 common shares pursuant to the vesting of 624,250 restricted share-units. An amount of $1,750,792 was reallocated from reserves to share capital in connection with the vesting of these restricted share-units.
  Issued 1,306,476 common shares (the "ATM Shares") pursuant to the ATM Equity Program for gross proceeds of $3,941,736 (C$5,235,413). The ATM Shares were sold at prevailing market prices, for an average price per ATM Share of C$4.01. Pursuant to the Equity Distribution Agreement, a cash commission of $119,983 on the aggregate gross proceeds raised was paid to the agent in connection with its services under the Equity Distribution Agreement.

(c) Stock options

The Company has established a rolling Stock Option Plan (the "Plan"). Under the Plan, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis. The maximum term of each option shall not be greater than 10 years. The exercise price of each option shall not be less than the market price of the Company's shares at the date of grant. Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than a quarter of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.

Following is a summary of changes in stock options outstanding for the year ended March 31, 2024:

			Weighted average
	Outstanding		exercise price
Balance, March 31, 2022	2,846,515	C$	6.31
Granted	415,200		5.66
Expired	(133,300)		1.50
Forfeited	(55,000)		18.97
Balance, March 31, 2023	3,073,415	C$	6.20
Granted	620,000		6.86
Expired	(2,400)		6.09
Forfeited	(202,600)		24.75
Exercised	(22,500)		5.66
Balance, March 31, 2024	3,465,915	C$	5.24

The stock options outstanding and exercisable as at March 31, 2024, are as follows:

Outstanding	Exercisable	Exercise price	Expiry date
2,000	2,000	C $ 15.70	February 11, 2026
10,000	10,000	14.95	June 4, 2026
387,900	302,400	5.66	August 26, 2027
1,000,000	1,000,000	1.50	September 14, 2027
24,615	24,615	10.00	October 11, 2027
50,000	50,000	10.00	March 26, 2028
620,000	620,000	6.86	July 6, 2028
400,000	400,000	3.10	September 18, 2028
100,000	100,000	1.35	December 21, 2028
500,000	500,000	1.45	February 10, 2030
20,000	20,000	1.90	May 29, 2030
1,400	1,400	10.80	December 24, 2030
30,000	30,000	25.15	April 6, 2031
60,000	60,000	18.35	April 29, 2031
180,000	90,000	18.50	October 7, 2031
60,000	40,000	25.35	November 10, 2031
20,000	20,000	21.00	December 9, 2031
3,465,915	3,270,415

(d) Warrants

Following is a summary of changes in warrants outstanding for the year ended March 31, 2024:

	Warrants		Weighted average
	outstanding		exercise price
Balance, March 31, 2022 and 2023	3,573,727	C$	22.92
Grants	3,220,000		5.89
Expired	(1,550,000)		13.69
Balance, March 31, 2024	5,243,727	C$	15.20

The warrants outstanding and exercisable as at March 31, 2024, are as follows:

Outstanding		Exercisable	Exercise price	Expiry date
1,917,050	*	1,917,050	C$ 30.00	May 30, 2024
106,677	**	106,677	C$ 30.00	September 15, 2024
2,875,000	***	2,875,000	C$ 6.00	December 28, 2026
345,000	***	345,000	C$ 5.00	December 28, 2026
5,243,727		5,243,727

* On November 30, 2021, the Company completed an agreement with Stifel GMP as lead underwriter and sole book runner to include a syndicate of underwriters (the "Underwriters"), whereby the Underwriters will purchase, on a bought-deal basis, 3,834,100 special warrants of the Company (the "2021 Special Warrants") at a price of C$30.00 per Special Warrant for aggregate gross proceeds to the Company of C$115 million (the "Offering"). On January 12, 2022, each 2021 Special Warrant was deemed to be exercised into one Unit comprised of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant being a "Warrant"). Each Warrant is exercisable for one share on or before May 30, 2024, at an exercise price of C$30.00 per Share.  Subsequent to the year ended March 31, 2024, these warrants expired unexercised.

** On December 1, 2021, the Company issued 106,677 warrants as consideration for an investment in Titan.io. Each Warrant is exercisable for one share on or before September 15, 2024, at an exercise price of C$30.00 per Share.

*** On December 28, 2023, the Company completed a bought-deal financing of 5,750,000 special warrants of the Company (the "2023 Special Warrants") at a price of C$5.00 per Special Warrant for aggregate gross proceeds to the Company of C$28.75 million (the "Offering").  Each 2023 Special Warrant entitles the holder to receive without payment of additional consideration, one unit of the Company upon exercise consisting of one common share and one-half of common share purchase warrant.  On February 2, 2024 the 2023 Special Warrants were deemed exercised into one unit of the Company comprised of one common share of the Company and one-half of one common share purchase warrant.  Each whole warrant entitles the holder thereof to purchase one common share of the Company at an exercise price of C$6.00 per whole warrant until December 28, 2026.

In consideration of services, the Underwriters received a cash commission of C$1.725 million, and 345,000 broker warrants. Each broker warrant entitles the holder to acquire one common share of the Company at an exercise price of C$5.00 per broker warrant until December 28, 2026. The broker warrants were valued at $1.28 million using the Black-Scholes option pricing model with the following assumptions: a risk-free interest rate of 3.51%, an expected volatility of 100%, an expected life of 3 years, a forfeiture rate of zero; and an expected dividend of zero. The Company also incurred C$257 in professional and other fees associated with the 2023 Special Warrant financing.

(e) Restricted share-units

The Company has established a Restricted Share Unit Plan (the "RSU Plan"). Under the RSU Plan, together with any other share compensation arrangement, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis. Currently, the RSU Plan has a limit of 2 million shares, which is not rolling. The Board may in its own discretion, at any time, and from time to time, grant RSUs to any employee, director or consultant of the Company or its subsidiaries (collectively, "Eligible Person"), other than persons conducting investor relations activities, from time to time by the Board, subject to the limitations set forth in the RSU Plan. The Board may designate one or more performance periods under the RSU Plan. In respect of each designated performance period and subject to the terms of the RSU Plan, the Board may from time to time establish the grant date and grant to any Eligible Person one or more RSUs as the Board deems appropriate.

The fair value of restricted shares units (RSUs) is generally measured as the grant date price of the Company's share.

Following is a summary of changes in restricted share units outstanding for the year ended March 31, 2024:

Outstanding
Balance, March 31, 2022	61,500
Granted	2,641,280
Cancelled	(150,000)
Exercised	(624,250)
Balance, March 31, 2023	1,928,530
Granted	257,976
Cancelled	(3,000)
Exercised	(802,650)
Expired	(1,800)
Balance, March 31, 2024	1,379,056

(f) Share-based compensation

During the year ended March 31, 2024, $3.8 million (2023 - $3.2 million) of share-based compensation expense was recognized in relation to the vesting of options, and $3.5 million (2023 - $5.1 million) of share-based compensation expense was recognized in relation to the vesting of RSU's.

During the year ended March 31, 2024, the Company:

  On July 6, 2023 granted 620,000 stock options to employees and officers with an exercise price of C$6.86 per share and an expiry date of July 6, 2028, which fully vested on July 24, 2023.
  On January 5, 2024 granted 241,976 RSUs to employees and officers with a fair value of C$5.56 per share that vest fully after a 12 month period.
  On January 12, 2024 granted 16,000 RSUs to an officer with a fair value of C$4.84 per share that vest fully after a 12 month period.

During the year ended March 31, 2023, the Company:

  On August 26, 2022 granted 415,200 stock options to employees and officers with an exercise price of C$5.66 per share and an expiry date of August 26, 2027, which vest monthly over a 24 month period.
  On August 26, 2022 granted 1,425,280 RSUs to employees and officers with a fair value of C$5.66 per share, of which 43,200 RSUs vest quarterly over a 24 month period and the remainder vest monthly over a 24 month period.
  On December 9, 2022 granted 16,000 RSUs to an officer with a fair value of C$2.62 per share vesting quarterly over a 12 month period.
  On January 11, 2023 granted 1,200,000 RSUs to directors and an officer with a fair value of C$3.10 per share vesting quarterly over a 12 month period.

The following weighted average assumptions were used for the valuation of the stock options:

	Fiscal Years
	2024	2023
Stock price (C$)	6.86	5.66
Risk-free interest rate	4.00%	3.05%
Expected life (years)	5.00	5.00
Annualized volatility	131%	131%
Dividend rate	0.00%	0.00%